Preferred Stock (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000